Restructuring Charges and Asset Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	$ 116
Asset Impairments	98
Total Restructuring Charges & Asset Impairments	214	$ 0	$ 0
Government Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	2
Asset Impairments	2
Total Restructuring Charges & Asset Impairments	4
Sustainable Technology Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	39
Asset Impairments	47
Total Restructuring Charges & Asset Impairments	86
Other
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	75
Asset Impairments	49
Total Restructuring Charges & Asset Impairments	124
Severance
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	32
Severance | Government Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	2
Severance | Sustainable Technology Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	29
Severance | Other
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	1
Lease Abandonment
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	58
Lease Abandonment | Government Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	0
Lease Abandonment | Sustainable Technology Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	4
Lease Abandonment | Other
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	54
Other
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	26
Other | Government Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	0
Other | Sustainable Technology Solutions
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	6
Other | Other
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges	$ 20